Group Subsidiaries and Holdings - Joint Venture (Details)		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022
WuXi MedImmune Biopharmaceutical Co. Limited
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%
IHP HK Holdings
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%
Archigen Biotech Limited
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%
Centus Biotherapeutics Limited
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%	50.00%
Centus Biotherapeutics Europe Limited
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%
Montrose Chemical Corporation of California
Less than 100% Subsidiaries and Joint Ventures
Effective percentage of equity owned in joint ventures	50.00%